Investment Properties	6 Months Ended
Jun. 30, 2018
Disclosure Of Investment Property [Abstract]
Investment Properties

14. INVESTMENT PROPERTIES

(1)	Details of investment properties are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Acquisition cost	417,692	404,741
Accumulated depreciation	(36,515)	(33,440)

Net carrying value	381,177	371,301

(2)	Changes in investment properties are as follows (Unit: Korean Won in millions):

	For the six months ended June 30
	2018	2017
Beginning balance	371,301	358,497
Acquisition	7,311	1,221
Disposal	(1,738)	(225)
Depreciation	(2,010)	(1,991)
Transfers	6,333	(2,708)
Classified to held for sale	—	(534)
Foreign currencies translation adjustments	(79)	(120)
Others	59	5,797

Ending balance	381,177	359,937

(3)	Rental fee earned from investment properties is amounting to 2,396 million Won and 2,411 million Won for the six months ended June 30, 2018 and 2017, respectively.